Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Common Stock Purchases

The following table provides the number of shares of our common stock purchased and the cost of purchases under our publicly announced share-purchase plans, including our accelerated share repurchase agreement:

(SHARES IN MILLIONS, DOLLARS IN BILLIONS)	2015(a)	2014	2013
Shares of common stock purchased	182	165	563
Cost of purchase	$6.2	$5.0	$16.3

(a)	Includes approximately 151 million shares purchased for $5.2 billion pursuant to the accelerated share repurchase agreement as well as other share repurchases through year-end 2015.